Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis - USD ($) $ in Thousands		Mar. 31, 2022	Dec. 31, 2021
Fair Value, Inputs, Level 2 [Member]
Assets:
Foreign exchange forward contracts not designated as hedging instruments		$ 41	$ 82
Foreign exchange forward contracts designated as hedging instruments		981	910
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments		(90)	(89)
Foreign exchange forward contracts designated as hedging instruments		(32)	(60)
Total contingent consideration	[1]
Foreign exchange forward contracts fair value		900	843
Fair Value, Inputs, Level 3 [Member]
Assets:
Foreign exchange forward contracts not designated as hedging instruments
Foreign exchange forward contracts designated as hedging instruments
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments
Foreign exchange forward contracts designated as hedging instruments
Total contingent consideration	[1]	56,050	55,919
Foreign exchange forward contracts fair value		$ 56,050	$ 55,919

[1]	Includes $2.4 million under Accrued expenses and other current liabilities in the Company's consolidated balance sheets as of March 31, 2022 and December 31, 2021.